LOANS (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 One-to-four-family	Dec. 31, 2012 One-to-four-family	Dec. 31, 2013 Multi-family and commercial	Dec. 31, 2012 Multi-family and commercial	Dec. 31, 2013 Home equity	Dec. 31, 2012 Home equity	Dec. 31, 2013 Consumer and other	Dec. 31, 2012 Consumer and other	Dec. 31, 2011 Consumer and other
Allowances for loan losses:
Beginning balance	$ 1,565	$ 1,917	$ 1,038	$ 870	$ 467	$ 947	$ 59	$ 99	$ 1	$ 1	$ 1
Provision for loan losses		501		722		(181)		(40)
Charge-offs	(230)	(879)	(224)	(555)	(6)	(324)
Recoveries	64	26	9	1	5	25	50
Total ending allowance balance	1,399	1,565	823	1,038	466	467	109	59	1	1	1
Allowance for loan losses and the recorded investment in loans by portfolio segment based on impairment method
Loans individually evaluated for impairment	374	381	235	234	139	118		29
Loans collectively evaluated for impairment	1,025	1,184	588	804	327	349	109	30	1	1
Total ending allowance balance	1,399	1,565	823	1,038	466	467	109	59	1	1	1
Loans
Loans individually evaluated for impairment	5,767	6,160	2,971	3,411	2,652	2,713	144	36
Loans collectively evaluated for impairment	114,703	114,375	94,330	90,842	10,195	11,264	9,997	12,093	181	176
Total ending allowance balance	$ 120,470	$ 120,535	$ 97,301	$ 94,253	$ 12,847	$ 13,977	$ 10,141	$ 12,129	$ 181	$ 176